Mar. 18, 2022
PFI Prospectus | Blue Chip Fund
Blue Chip Fund
PFI Prospectus | Bond Market Index Fund
Bond Market Index Fund
PFI Prospectus | Capital Securities Fund
Capital Securities Fund
PFI Prospectus | Diversified Real Asset Fund
DIVERSIFIED REAL ASSET FUND
Principal Funds, Inc.
Supplement dated March 18, 2022
to the Prospectus dated December 31, 2021
(as previously supplemented)

This supplement updates information currently in the Prospectus. Please retain this supplement for future reference.

SUMMARY FOR DIVERSIFIED REAL ASSET FUND
Delete the last paragraph after the Average Annual Total Returns table, and add the following:

Performance of a blended index shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings of the Diversified Real Asset Strategic Index are as follows:
•for periods from January 1, 2022 and after the Diversified Real Asset Strategic Index will be known as the Diversified Real Asset Index (Linked): 30% S&P Global Infrastructure Index NTR, 25% FTSE EPRA/NAREIT Developed Index NTR, 15% Bloomberg US Treasury TIPS Index, 15% Bloomberg Commodity Index, and 15% S&P Global Natural Resources Index NTR.
•for periods prior to January 1, 2022: 35% Bloomberg US Treasury TIPS Index, 20% S&P Global Infrastructure Index NTR, 20% S&P Global Natural Resources Index NTR, 15% Bloomberg Commodity Index, and 10% FTSE EPRA/NAREIT Developed Index NTR. The blended index returns reflect the allocation described in the preceding sentence.

PFI Prospectus | Edge MidCap Fund
Edge MidCap Fund
PFI Prospectus | Global Multi-Strategy Fund
Global Multi-Straget Fund
PFI Prospectus | International Equity Index Fund
International Equity Index Fund
PFI Prospectus | International Small Company Fund
International Small Company Fund
PFI Prospectus | Opportunistic Municipal Fund
Opportunistic Municipal Fund
PFI Prospectus | Origin Emerging Markets Fund
Origin Emerging Markets Fund
PFI Prospectus | Small-MidCap Dividend Income Fund
Small-MidCap Dividend Income Fund
PFI Prospectus | Small-MidCap Growth Fund
Small-MidCap Growth Fund
PFI Prospectus | Spectrum Preferred and Capital Securities Income Fund
Spectrum Preferred and Capital Securities Income Fund